Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.46425%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,108,807.96

Principal:
Principal Collections	$17,097,183.22
Prepayments in Full	$8,245,024.51
Liquidation Proceeds	$329,915.30
Recoveries	$94,956.17
Sub Total	$25,767,079.20
Collections	$26,875,887.16

Purchase Amounts:
Purchase Amounts Related to Principal	$74,252.44
Purchase Amounts Related to Interest	$346.30
Sub Total	$74,598.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,950,485.90

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,950,485.90
Servicing Fee	$467,024.48	$467,024.48	$0.00	$0.00	$26,483,461.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,483,461.42
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,483,461.42
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,483,461.42
Interest - Class A-3 Notes	$458,908.68	$458,908.68	$0.00	$0.00	$26,024,552.74
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$25,864,402.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,864,402.82
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$25,794,474.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,794,474.07
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$25,743,951.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,743,951.90
Regular Principal Payment	$23,516,618.06	$23,516,618.06	$0.00	$0.00	$2,227,333.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,227,333.84
Residual Released to Depositor	$0.00	$2,227,333.84	$0.00	$0.00	$0.00
Total		$26,950,485.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,516,618.06
Total					$23,516,618.06
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,516,618.06	$62.93	$458,908.68	$1.23	$23,975,526.74	$64.16
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$23,516,618.06	$18.07	$739,509.52	$0.57	$24,256,127.58	$18.64

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$325,852,317.08	0.8719623	$302,335,699.02	0.8090332
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$493,672,317.08	0.3794211	$470,155,699.02	0.3613469

Pool Information
Weighted Average APR	2.461%	2.457%
Weighted Average Remaining Term	35.76	34.93
Number of Receivables Outstanding	34,667	33,853
Pool Balance	$560,429,372.77	$534,406,894.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$521,049,385.26	$497,142,430.03
Pool Factor	0.3973638	0.3789130

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$37,264,464.46
Targeted Overcollateralization Amount	$64,251,195.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,251,195.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$276,102.81
(Recoveries)		81	$94,956.17
Net Loss for Current Collection Period			$181,146.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3879%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7313%
Second Prior Collection Period			0.1507%
Prior Collection Period			0.1974%
Current Collection Period			0.3971%
Four Month Average (Current and Prior Three Collection Periods)			0.3691%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2187	$9,177,840.43
(Cumulative Recoveries)			$1,575,856.42
Cumulative Net Loss for All Collection Periods			$7,601,984.01
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5390%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,196.54
Average Net Loss for Receivables that have experienced a Realized Loss			$3,475.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.33%	367	$7,130,125.29
61-90 Days Delinquent	0.15%	35	$800,597.09
91-120 Days Delinquent	0.03%	6	$138,893.85
Over 120 Days Delinquent	0.08%	16	$417,700.75
Total Delinquent Receivables	1.59%	424	$8,487,316.98

Repossession Inventory:
Repossessed in the Current Collection Period		30	$571,304.13
Total Repossessed Inventory		38	$793,940.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1916%
Prior Collection Period			0.1615%
Current Collection Period			0.1684%
Three Month Average			0.1738%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2540%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer